RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2023
Accounting Standards Update and Change in Accounting Principle [Abstract]
RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS	Accounting Standards Recently Adopted or Issued
Standards Adopted in 2023

In March, 2022, the FASB issued ASU 2022-02 - Financial Instruments—Credit Losses (Topic 326): Troubled Debt
Restructurings and Vintage Disclosures. This standard eliminates the accounting guidance on TDRs for creditors in ASC
310-40 and amends the guidance on “vintage disclosures” to require disclosure of current period gross write-offs by year of origination. The ASU also updates the requirements related to accounting for credit losses under ASC 326 and adds enhanced disclosures for creditors with respect to loan refinancings and restructurings for borrowers experiencing financial difficulty.
The amendments in this update are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, for any entities that have adopted ASU 2016-13 - Financial Instruments - Credit Losses (Topic 326):
Measurement of Credit Losses on Financial Instruments. The adoption of this standard resulted in amended disclosures in the
Company's Consolidated Financial Statements, but did not materially impact the Company's results of operations.

Standards Adopted in 2022

During the first quarter of 2022, the SEC issued SAB No. 121. This bulletin adds interpretive guidance on the accounting and disclosure of obligations to safeguard crypto assets held for platform users. This guidance was applicable no later than the financial statements covering the first interim or annual period ending after June 15, 2022. Management reviewed its business activities and determined SAB 121 was not impactful to the Company’s Consolidated Financial Statements as the Company did
not safeguard crypto assets at the time of adoption or as of December 31, 2023.

Standards Issued But Not Yet Adopted

In March, 2023, the FASB issued ASU No. 2023-02, Investments—Equity Method and Joint Ventures (Topic 323): Accounting
for Investments in Tax Credit Structures Using the Proportional Amortization Method, that is intended to improve the accounting and disclosures for investments in tax credit structures. The ASU is a ratification of the FASB’s EITF consensus that was issued in December, 2022. The ASU allows reporting entities to elect to account for qualifying tax equity investments using the proportional amortization method, regardless of the program giving rise to the related income tax credits. The amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, and early adoption is permitted.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements -- Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative, which amends the disclosure or presentation requirements related to various subtopics in the FASB Accounting Standards Codification. The ASU was issued in response to the SEC’s August 2018 final rule that updated and simplified disclosure requirements that the SEC believed were redundant, duplicative, overlapping, outdated, or superseded. The new guidance is intended to align U.S. GAAP requirements with those of the SEC and to facilitate the application of U.S. GAAP for all entities. The effective date of ASU 2023-06 for each amendment will be the date on which the SEC’s removal of that related disclosure requirement from Regulation S-X or Regulation S-K becomes effective, with early adoption prohibited. Entities would apply the amendments in ASU 2023-06 prospectively after the effective dates.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements. The purpose of the amendments is to enable investors to better understand an entity’s overall performance” and assess “potential future cash flows. The ASU applies to all public entities that are required to report segment information in accordance with ASC 280. The amendments in ASU 2023-07 are effective for all public entities for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024.

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, which requires consistent categories and greater disaggregation of information in the rate reconciliation and income taxes paid disaggregated by jurisdiction. The amendments are intended to address investors’ requests for income tax disclosures that provide more information to help them better understand an entity’s exposure to potential changes in tax laws and the ensuing risks and opportunities and to assess income tax information that affects cash flow forecasts and capital allocation decisions. The guidance also eliminates certain existing requirements related to uncertain tax positions and unrecognized deferred tax. The guidance is effective for annual periods beginning after December 15, 2024.

All of the new standards issued but not adopted are expected to result in amended disclosures in the Company's Consolidated Financial Statements; however, none are expected to materially impact the Company's results of operations.